13F-HR
06/30/02
				UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

					FORM 13F

				FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ]  is a restatement.
				[  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Chase Investment Counsel Corp.
Address:	300 Preston Ave., Suite 403
		Charlottesville, VA 22902-5091

13F File Number:  28-1127

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jennifer King
Title:	Investment Operations
Phone:	434-293-9104
Signature, Place, and Date of Signing:

	Jennifer King	Charlottesville, VA		July 10, 2002

Report Type (check only one.):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:			71

Form 13F Information Table Value Total:		$1,196,645,000


List of Other Included Managers:

No.	13F File Number	Name




			          	FORM 13F INFORMATION TABLE
						VALUE	SHARES	SH/	PUT/	INVSTMT	OTHER	      VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP		(x$1000)PRN AMTPRN	CALL	DSCRETN	MGRS	SOLE	SHARED	NONE

AFLAC Inc.		COM	001055102	4410	137820	SH		SOLE		136520		1300
Andor Technology Fund 	CL A			1834	2698	SH		SOLE		2698
Anheuser Busch		COM	035229103	27925	558510	SH		SOLE		474510		84000
Apollo Group		COM	037604105	30963	785473	SH		SOLE		623825		161648
Applebee's Int'l	COM	037899101	1530	66687	SH		SOLE		4962		61725
AutoZone Inc		COM	053332102	34274	443400	SH		SOLE		357550		85850
Avon Products Inc	COM	054303102	37959	726635	SH		SOLE		594565		132070
Bank of America		COM	060505104	278	3962	SH		SOLE		3962
Bed Bath & Beyond	COM	075896100	21964	581985	SH		SOLE		450325		131660
BP Amoco PLC ADRSPONSORED ADR 	05562210	4654	12966	SH		SOLE		4498		8468
Centex Corp		COM	152312104	762	13200	SH		SOLE		1000		12200
Chase Growth Fund	COM	007989809	3006	207936	SH		SOLE		207936
ChevronTexaco 		COM	166764100	30137	340532	SH		SOLE		278682		61850
Chico's FAS		COM	168615102	1646	45341	SH		SOLE		3266		42075
ChoicePoint Inc.	COM	170388102	13495	296790	SH		SOLE		233147		63643
Church & Dwight		COM	171340102	1065	34000	SH		SOLE		2500		31500
D.R. Horton Inc		COM	23331A109	812	31230	SH		SOLE		2280		28950
Darden Restaurants	COM	237194105	7776	314837	SH		SOLE		195387		119450
Dentsply Intl		COM	249030107	2035	55140	SH		SOLE		4140		51000
Exxon Mobil		COM	30231G102	1005	24576	SH		SOLE		14016		10560
Fedex Corp.		COM	31428X106	28619	535940	SH		SOLE		456410		79530
Fidelity National Finl	COM	316326107	963	30480	SH		SOLE		13480		17000
Fifth Third Bancorp	COM	316773100	30304	454685	SH		SOLE		384785		69900
First Data Corp		COM	319963104	37130	998122	SH		SOLE		852992		145130
Fiserv Inc		COM	337738108	20293	552805	SH		SOLE		438625		114180
Gallagher Arthur J	COM	363576109	1597	46090	SH		SOLE		2990		43100
Gannett Inc		COM	364730101	26757	352530	SH		SOLE		300130		52400
General Dynamics	COM	369550108	14872	139849	SH		SOLE		136184		3665
General Electric	COM	369604103	744	25625	SH		SOLE		25625
H & R Block		COM	093671105	20629	447000	SH		SOLE		350450		96550
Harley Davidson		COM	412822108	18795	366590	SH		SOLE		302445		64145
Imperial Oil		COM	453038408	1029	33020	SH		SOLE		2420		30600
Johnson & Johnson	COM	478160104	47823	915115	SH		SOLE		776175		138940
Laboratory Corp 	COM	50540R409	15040	329480	SH		SOLE		263020		66460
Lowe's Cos. Inc		COM	548661107	45211	995850	SH		SOLE		846430		149420
M&T Bank Corp		COM	55261f104	1492	17400	SH		SOLE		1200		16200
Marsh Supermarket Cl A	CL A 	571783307	202	13300	SH		SOLE		13300
Marsh Supermarket Cl B	CL B 	571783208	341	24545	SH		SOLE		24545
Marshall Ilsley		COM	571834100	1537	49700	SH		SOLE		2300		47400
MBNA Corp		COM	55262L100	15338	463832	SH		SOLE		393282		70550
Merck & Co.		COM	589331107	470	9296	SH		SOLE		9296
Mohawk Industries 	COM	608190104	24387	396350	SH		SOLE		322000		74350
Newmont Mining		COM	651639106	2163	82160	SH		SOLE		79270		2890
Ninety-Nine Cents	COM	65440K106	1094	42676	SH		SOLE		2410		40266
Noble Corp		COM	G65422100	24444	633280	SH		SOLE		521690		111590
North Fork Bancorp	COM	659424105	20334	510780	SH		SOLE		402070		108710
Patterson Dental	COM	703412106	1958	38920	SH		SOLE		2920		36000
Pepsi Bottling Group	COM	713409100	28096	912240	SH		SOLE		720450		191790
Pepsico Inc.		COM	713448108	45183	937426	SH		SOLE		801206		136220
Pfizer			COM	717081103	892	25512	SH		SOLE		25512
Philip Morris		COM	718154107	35915	822245	SH		SOLE		685925		136320
Phillips Petroleum	COM	718507106	42714	725442	SH		SOLE		593922		131520
Procter & Gamble	COM	742718109	58700	657340	SH		SOLE		558270		99070
Protective Life		COM	743674103	342	10358	SH		SOLE		7530		2828
Quest Diagnostics	COM	74834L100	11195	130100	SH		SOLE		101870		28230
Ross Stores		COM	778296103	13573	333100	SH		SOLE		262820		70280
Sears Roebuck		COM	812387108	33873	623830	SH		SOLE		529140		94690
SLM Corporation		COM	78442P106	36790	379680	SH		SOLE		306810		72870
St. Jude Medical	COM	790849103	20532	278030	SH		SOLE		223220		54810
Suncor Energy		COM	867229106	28216	1579860	SH		SOLE		1291420		288440
Sysco			COM	871829107	281	10350	SH		SOLE		10350
Tenet Healthcare	COM	88033G100	32392	452720	SH		SOLE		384520		68200
Trigon Healthcare 	COM	89618l100	1609	16000	SH		SOLE		1300		14700
United Technologies	COM	913017109	26753	394020	SH		SOLE		334960		59060
UnitedHealth Group	COM	91324p102	62388	681473	SH		SOLE		580523		100950
Walgreen		COM	931422109	432	11200	SH		SOLE		11200
Wal-Mart Stores Inc	COM	931142103	19490	354315	SH		SOLE		302365		51950
Wellpoint Health 	COM	94973H108	26716	343350	SH		SOLE		269390		73960
Wells Fargo & Co	COM	949746101	29584	590990	SH		SOLE		503650		87340
Williams-Sonoma 	COM	969904101	13223	431290	SH		SOLE		363870		67420
Wintrust Financial 	COM	97650W108	660	19110	SH		SOLE		1410		17700